Note 20 - Management of Capital - Capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Equity	$ 99,587	$ 61,947
Less cash	2,474	2,457	$ 3,601
	$ 97,113	$ 59,490